UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

200 Bay Street, Suite 2600, Toronto, Ontario, Canada M5J2J1

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (416) 943-8099

Date of fiscal year end: December 31

Date of reporting period: December 1, 2020 – December 31, 2020

Item 1.	Report to Stockholders.

December 31, 2020

Sprott Funds Trust

Sprott Gold Miners ETF (NYSE Arca: SGDM)
Sprott Junior Gold Miners ETF (NYSE Arca: SGDJ)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.sprottetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 855.496.3837, or submit a signed letter of instruction requesting paperless reports to 1290 Broadway, Suite 1000, Denver, Colorado 80203. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling the Fund at 855.496.3837, or by submitting a signed letter of instruction requesting paper reports to 1290 Broadway, Suite 1000, Denver, Colorado 80203. If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Sprott Gold Miners ETF

Performance Overview	December 31, 2020 (Unaudited)

Investment Objective

The Sprott Gold Miners ETF (the “Fund”, NYSE Arca: SGDM) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Index (ticker symbol: SOLGMCFT, the “Underlying Gold Index”).

Performance Overview

For the month of December 2020, the Sprott Gold Miners ETF generated a total return of 3.46%. In comparison, the S&P 500 Total Return Index rose by 3.84% over the same time period.

After four consecutive down months, senior gold stocks posted a positive return in December 2020, bolstered by the expectations of improving profits as the price of gold rallied. The price of gold gained 6.83% over the same period as the U.S. dollar weakened. The gold price’s finish demonstrated how market participants are not yet ready to back off and take profits after gold had a 25.12% gain over 2020.

Gold miners benefit from a higher gold price because of their inherent operating leverage. The strengthening gold price helps to increase profit margins and free cash flow for gold miners. Over the next several quarters, we expect the senior gold companies to deliver strong earnings growth relative to most other sectors in the economy. Gold mining stocks remain inexpensive relative to gold bullion and their valuations are low on most standard metrics.

Contrary to November, encouraging news about several COVID-19 vaccine trials had no effect on gold mining stocks, implying that it was already embedded in valuations. With gold hovering just under $1,900 an ounce and mining costs remaining stable, the outlook for gold company earnings and cash flow remains positive. As a result, we would expect to see renewed investor interest and higher dividend payouts. We also expect merger and acquisition activity in the gold mining sector to resume after it was forced to pause due to the pandemic. During December, the gold mining sector saw some deal activity, with Equinox Gold Corp. announcing the acquisition of Premier Gold Mines Limited and spin-off of its Nevada assets; while Seabridge Gold Inc. consolidated a land position with its Pretium Resources Inc. deal. With the price of gold at near record levels, many senior and intermediate gold mining companies are reassessing strategic transactions with a view to realizing cost synergies and building scale.

Among the smaller weighted gold and silver stocks in the Index, Coeur Mining Inc., Hecla Mining Company and OceanaGold Corporation all appreciated by more than 30% for the one month period. Franco-Nevada Corporation, Wesdome Gold Mines Ltd. and Royal Gold Inc. had the largest negative returns over the period.

Performance^ (as of December 31, 2020)

	1 Year	5 Year	Since Inception^^
Sprott Gold Miners ETF - Net Asset Value (“NAV”)	21.98%	19.51%	3.66%
Sprott Gold Miners ETF - Market Price*	21.61%	19.56%	3.68%
Solactive Gold Miners Custom Factors Index**	23.34%	20.61%	4.57%
S&P 500® Total Return Index	18.40%	15.22%	12.68%

Total Expense Ratio (per the Fund’s current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Fund’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.sprottetfs.com.

^	The Sprott Gold Miners ETF was reorganized on or about July 19, 2019 (“Reorganization Date”) from Sprott Gold Miners ETF (“Gold Predecessor Fund”), then a series of ALPS ETF Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Gold Predecessor Fund and, therefore, the performance information presents the performance of the Gold Predecessor Fund prior to the Reorganization Date.

^^	The Gold Predecessor Fund’s Commencement date was July 15, 2014.

1 | December 31, 2020

Sprott Gold Miners ETF

Performance Overview	December 31, 2020 (Unaudited)

*	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

**	From the Fund’s inception to July 19, 2019, the Fund’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date the Fund has been seeking to track the Solactive Gold Miners Custom Factors Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Index.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

Solactive Gold Miners Custom Factors Index was created by Solactive AG to provide a means of generally tracking the performance of gold companies whose common stocks or American Depository Receipts (“ADRs”) are traded on the Toronto Stock Exchange, the New York Stock Exchange and NASDAQ. As of December 31, 2020, the Underlying Gold Index consisted of 35 securities.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period.

The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Distributor, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Distributor, Inc. is not affiliated with Sprott, Solactive AG nor Zacks Index Services, a division of Zacks Investment Management.

2 | December 31, 2020

Sprott Gold Miners ETF

Performance Overview	December 31, 2020 (Unaudited)

Top 10 Holdings^ (as of December 31, 2020)

Barrick Gold Corp.	12.58%
Newmont Corp.	10.16%
Franco-Nevada Corp.	8.40%
Wheaton Precious Metals Corp.	7.16%
Kirkland Lake Gold, Ltd.	5.24%
Centerra Gold, Inc.	4.38%
SSR Mining, Inc.	4.26%
B2Gold Corp.	4.09%
Royal Gold, Inc.	4.02%
Endeavour Mining Corp.	3.76%
Total % of Top 10 Holdings	64.05%

Country Allocation^ (as of December 31, 2020)

Canada	79.49%
United States	15.26%
Monaco	3.76%
South Africa	1.16%
Australia	0.33%
Total	100.00%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of December 31, 2020)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions, if any. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	From the Fund’s inception to July 19, 2019, the Fund’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date the Fund has been seeking to track the Solactive Gold Miners Custom Factors Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Index.

3 | December 31, 2020

Sprott Junior Gold Miners ETF

Performance Overview	December 31, 2020 (Unaudited)

Investment Objective

The Sprott Junior Gold Miners ETF (the “Fund”, NYSE Arca: SGDJ) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Junior Gold Miners Custom Factors Index (ticker symbol: SOLJGMFT, the “Junior Underlying Index”).

Performance Overview

For the month of December 2020, the Sprott Junior Gold Miners ETF generated a total return of 11.11%. In comparison, the S&P 500 Total Return Index rose by 3.84% over the same time period.

After an already strong 2020 performance (33.70% YTD gain ending November 30, 2020), junior gold stocks posted another strong positive monthly return in December 2020, bolstered by the expectations of improving profits as the price of gold rallied. The price of gold gained 6.83% over the same period as the U.S. dollar weakened. The gold’s price finish demonstrated how market participants are not yet ready to back off and take profits after gold had a 25.12% gain over 2020.

Junior gold miners stocks benefit from a higher gold price because of their inherent operating leverage. The strengthening gold price increases profit margins and free cash flow for junior producers, while for junior explorers, it makes it easier for them to access the critical capital they require to fund exploration and mine development. The higher gold price is also making some junior gold companies attractive takeover targets for senior mining companies. For the senior miners, acquiring a junior miner with a promising gold deposit can often be less expensive than developing a new deposit themselves. After a sharp resurgence in 2019, M&A (mergers and acquisitions) activity was forced to pause due to the pandemic. During December, the gold mining sector saw some deal activity, with Equinox Gold Corp. announcing the acquisition of Premier Gold Mines Limited and spin-off of its Nevada assets. We expect to see renewed merger and acquisition activity in the gold mining sector in the coming year.

Contrary to November, encouraging news about several COVID-19 vaccine trials had no effect on gold mining stocks, implying that it was already embedded in valuations. With gold hovering just under $1,900 an ounce and mining costs remaining stable, the outlook for junior gold company earnings and M&A activity remains positive.

During the period, there were noticeable strong gains among several Index holdings including Coeur Mining Inc., OceanaGold Corporation and Sabina Gold & Silver Corp. Bellevue Gold Limited, Wesdome Gold Mines Ltd. and Victoria Gold Corp. had the largest negative returns over the period.

Performance^ (as of December 31, 2020)

	1 Year	5 Year	Since Inception^^
Sprott Junior Gold Miners ETF - Net Asset Value (“NAV”)	48.55%	21.63%	14.23%
Sprott Junior Gold Miners ETF - Market Price*	48.02%	21.66%	14.24%
Solactive Junior Gold Miners Custom Factors Index**	49.24%	23.14%	15.59%
S&P 500® Total Return Index	18.40%	15.22%	13.01%

Total Expense Ratio (per the Fund’s current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Fund’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.sprottetfs.com.

^	The Sprott Junior Gold Miners ETF was reorganized on or about July 19, 2019 (“Reorganization Date”) from Sprott Junior Gold Miners ETF (“Junior Predecessor Fund”), then a series of ALPS ETF Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Junior Predecessor Fund and, therefore, the performance information presents the performance of the Junior Predecessor Fund prior to the Reorganization Date.

^^	The Junior Predecessor Fund’s Commencement date was March 31, 2015.

4 | December 31, 2020

Sprott Junior Gold Miners ETF

Performance Overview	December 31, 2020 (Unaudited)

*	Market Price means the official closing price of a security or the last reported sale price. In the event there were no sales during the day or closing prices are not available, the price that is the midpoint of the bid-ask spread as of that time will be used. It does not represent the returns an investor would receive if shares were traded at other times.

**	From the Fund’s inception to July 19, 2019, the Fund’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date the Fund has been seeking to track the Solactive Junior Gold Miners Custom Factors Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Index.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

Solactive Junior Gold Miners Custom Factors Index was created by Solactive AG to provide a means of generally tracking the performance of “junior” gold companies whose common stock or American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) are traded on a regulated stock exchange in the form of shares tradeable for foreign investors without any restrictions. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold. Most of these companies are in the development and exploration phase and are on the lookout for land with a higher chance for uncovering large mineral deposits. As of December 31, 2020, the Junior Underlying Index consisted of 36 securities.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Distributor, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Distributor, Inc. is not affiliated with Sprott, Solactive AG nor Zacks Index Services, a division of Zacks Investment Management.

5 | December 31, 2020

Sprott Junior Gold Miners ETF

Performance Overview	December 31, 2020 (Unaudited)

Top 10 Holdings^(as of December 31, 2020)

Coeur Mining, Inc.	5.06%
Greatland Gold PLC	4.95%
West African Resources, Ltd.	4.76%
Argonaut Gold, Inc.	4.75%
Koza Altin Isletmeleri AS	4.36%
Resolute Mining, Ltd.	4.34%
Victoria Gold Corp.	4.29%
Lundin Gold, Inc.	4.14%
Petropavlovsk PLC	3.99%
Bellevue Gold, Ltd.	3.67%
Total % of Top 10 Holdings	44.31%

Country Allocation^(as of December 31, 2020)

Canada	38.52%
Australia	33.46%
United States	9.87%
Great Britain	4.95%
Turkey	4.36%
Russia	3.99%
Jersey	3.48%
Peru	1.37%
Total	100.00%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned).

Future holdings are subject to change.

Growth of $10,000 (as of December 31, 2020)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions, if any. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	From the Fund’s inception to July 19, 2019, the Fund’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date the Fund has been seeking to track the Solactive Junior Gold Miners Custom Factors Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Index.

6 | December 31, 2020

Sprott ETFs

Disclosure of Fund Expenses	December 31, 2020 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through December 31, 2020.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value 7/1/20	Ending Account Value 12/31/20	Expense Ratio(a)	Expenses Paid During Period 7/1/20 - 12/31/20(b)(c)
Sprott Gold Miners ETF
Actual	$1,000.00	$969.00	0.47%	$0.39
Hypothetical (5% return before expenses)	$1,000.00	$1,003.85	0.47%	$0.40
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$1,322.70	0.50%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,003.82	0.50%	$0.43

(a)	Annualized, based on the Funds’ most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

(c)	Annualized, based on the Fund’s fiscal year end change to December 31 and represents the period from June 1, 2020 to December 31, 2020. The expense ratio is representative of the expenses that a shareholder would have incurred for the six months ended December 31, 2020.

7 | December 31, 2020

Sprott Gold Miners ETF

Schedule of Investments	December 31, 2020

Security Description	Shares	Value
COMMON STOCKS (99.97%)
Gold Mining (99.24%)
Agnico Eagle Mines, Ltd.	86,044	$6,056,000
Alamos Gold, Inc., Class A	1,104,151	9,645,816
AngloGold Ashanti, Ltd., Sponsored ADR(a)	44,739	1,011,996
B2Gold Corp.	1,893,145	10,604,230
Barrick Gold Corp.	1,431,808	32,620,341
Centerra Gold, Inc.	981,753	11,368,559
Coeur Mining, Inc.(b)	128,901	1,334,125
Dundee Precious Metals, Inc.	1,261,300	9,066,616
Eldorado Gold Corp.(b)	678,061	8,986,479
Endeavour Mining Corp.(a)(b)	418,900	9,747,677
Equinox Gold Corp.(a)(b)	98,600	1,020,160
Franco-Nevada Corp.	173,808	21,792,566
Gold Fields, Ltd., Sponsored ADR	104,660	970,198
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)	219,118	1,025,472
IAMGOLD Corp.(b)	2,426,049	8,900,659
K92 Mining, Inc.(b)	1,507,933	9,015,139
Kinross Gold Corp.	132,610	973,036
Kirkland Lake Gold, Ltd.	328,872	13,589,966
New Gold, Inc.(b)	422,900	930,254
Newmont Corp.	440,014	26,352,438
Novagold Resources, Inc.(b)	95,339	922,756
OceanaGold Corp.(b)	440,210	850,747
Osisko Gold Royalties, Ltd.(a)	93,157	1,180,472
Pretium Resources, Inc.(b)	742,513	8,510,696
Royal Gold, Inc.	98,016	10,424,982
Sandstorm Gold, Ltd.(b)	133,437	956,042
Seabridge Gold, Inc.(b)	42,100	885,724
SSR Mining, Inc.(b)	550,476	11,053,631
Teranga Gold Corp.(b)	90,800	974,411
Torex Gold Resources, Inc.(b)	564,229	8,461,883
Wesdome Gold Mines, Ltd.(b)	1,003,580	8,373,022
Wheaton Precious Metals Corp.	444,729	18,573,174
Yamana Gold, Inc.	188,576	1,077,027
Total Gold Mining		257,256,294

Precious Metals & Minerals Mining (0.24%)
Osisko Mining, Inc.(b)	213,600	620,881

Silver Mining (0.49%)
Hecla Mining Co.	197,374	1,278,984

TOTAL COMMON STOCKS
(Cost $211,256,144)		259,156,159
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.65%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $197,723)	0.03%	197,723	$197,723

Investments Purchased with Collateral from Securities Loaned (1.57%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%
(Cost $4,067,960)		4,067,960	4,067,960
TOTAL SHORT TERM INVESTMENTS
(Cost $4,265,683)			4,265,683

TOTAL INVESTMENTS (101.62%)
(Cost $215,521,827)			$263,421,842
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.62%)			(4,188,023)
NET ASSETS - 100.00%			$259,233,819

(a)	Security, or a portion of the security position is currently on loan. As of December 31, 2020 the total market value of securities on loan is $4,536,964. The loaned securities were secured with cash collateral of $4,067,960 and non-cash collateral with the value of $733,173. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.

See Notes to Financial Statements.

8 | December 31, 2020

Sprott Junior Gold Miners ETF

Schedule of Investments	December 31, 2020

Security Description	Shares	Value
COMMON STOCKS (100.01%)
Gold Mining (97.18%)
Argonaut Gold, Inc.(a)(b)	2,724,601	$5,864,881
Bellevue Gold, Ltd.(a)(b)	5,240,564	4,525,042
Centamin PLC	2,537,436	4,292,329
Coeur Mining, Inc.(b)	603,215	6,243,275
De Grey Mining, Ltd.(b)	4,061,155	3,177,914
Dundee Precious Metals, Inc.	573,475	4,122,316
Gold Road Resources, Ltd.(b)	1,824,933	1,864,186
Golden Star Resources, Ltd.(a)(b)	441,165	1,636,722
Greatland Gold PLC(a)(b)	12,110,031	6,110,824
K92 Mining, Inc.(b)	683,373	4,085,528
Koza Altin Isletmeleri AS(b)	413,191	5,375,430
Lundin Gold, Inc.(b)	594,927	5,108,455
McEwen Mining, Inc.(a)(b)	1,773,861	1,747,253
New Gold, Inc.(b)	950,784	2,091,441
Novo Resources Corp.(b)	747,788	1,398,174
OceanaGold Corp.(b)	1,290,068	2,493,179
Perseus Mining, Ltd.(b)	1,947,636	1,951,990
Petropavlovsk PLC(b)	11,072,102	4,920,867
Premier Gold Mines, Ltd.(a)(b)	896,752	2,120,531
Ramelius Resources, Ltd.	2,610,488	3,391,159
Regis Resources, Ltd.	598,787	1,726,516
Resolute Mining, Ltd.(b)	8,734,406	5,353,367
Roxgold, Inc.(b)	1,353,385	1,711,800
Sabina Gold & Silver Corp.(a)(b)	871,988	2,253,783
Seabridge Gold, Inc.(a)(b)	93,534	1,970,761
Silver Lake Resources, Ltd.(b)	2,681,231	3,700,103
SolGold PLC(b)	3,400,624	1,506,717
St Barbara, Ltd.	2,043,201	3,717,489
Teranga Gold Corp.(b)	418,369	4,489,685
Torex Gold Resources, Inc.(b)	261,998	3,929,250
Victoria Gold Corp.(b)	552,271	5,288,855
Wesdome Gold Mines, Ltd.(b)	449,840	3,753,084
West African Resources, Ltd.(a)(b)	7,286,373	5,870,218
Westgold Resources, Ltd.(a)(b)	977,867	1,990,262
Total Gold Mining		119,783,386

Precious Metals & Minerals Mining (1.46%)
Osisko Mining, Inc.(b)	617,967	1,796,275

Silver Mining (1.37%)
Hochschild Mining PLC	596,585	1,695,298

TOTAL COMMON STOCKS
(Cost $99,301,633)		123,274,959
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.89%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $69,352)	0.03%	69,352	$69,352

Investments Purchased with Collateral from Securities Loaned (1.84%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%
(Cost $2,272,721)		2,272,721	2,272,721
TOTAL SHORT TERM INVESTMENTS
(Cost $2,342,073)			2,342,073

TOTAL INVESTMENTS (101.90%)
(Cost $101,643,706)			$125,617,032
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.90%)			(2,358,685)
NET ASSETS - 100.00%			$123,258,347

(a)	Security, or a portion of the security position is currently on loan. As of December 31, 2020 the total market value of securities on loan is $7,345,302. The loaned securities were secured with cash collateral of $2,272,721 and non-cash collateral with the value of $5,564,461. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Non-income producing security.

See Notes to Financial Statements.

9 | December 31, 2020

Sprott ETFs
Statements of Assets and Liabilities	December 31, 2020

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF

ASSETS:
Investments, at value	$263,421,842	$125,617,032
Dividends and reclaim receivable	96,008	21,242
Other assets and prepaid expenses	3,947	1,459
Total Assets	263,521,797	125,639,733

LIABILITIES:
Payable to adviser	60,109	10,414
Payable for collateral upon return of securities loaned	4,067,960	2,272,721
Administration fees payable	27,396	28,884
Professional fees payable	84,884	37,864
Transfer agent fees payable	3,022	3,022
Trustees’ fees and expenses payable	96	37
Accrued expenses and other liabilities	44,511	28,444
Total Liabilities	4,287,978	2,381,386
NET ASSETS	$259,233,819	$123,258,347

NET ASSETS CONSIST OF:
Paid-in capital	$283,784,419	$120,700,204
Total distributable earnings	(24,550,600)	2,558,143
NET ASSETS	$259,233,819	$123,258,347

INVESTMENTS, AT COST	$215,521,827	$101,643,706

PRICING OF SHARES
Net Assets	$259,233,819	$123,258,347
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	8,500,000	2,500,000
Net Asset Value, offering and redemption price per share	$30.50	$49.30

See Notes to Financial Statements.

10 | December 31, 2020

Sprott Gold Miners ETF
Statements of Operations	December 31, 2020

	For the Period December 1, 2020 to December 31, 2020(a)	For the Year Ended November 30, 2020
INVESTMENT INCOME:
Dividends(b)	$390,189	$1,697,746
Securities lending income	1,725	9,372
Total Investment Income	391,914	1,707,118

EXPENSES:
Investment adviser fees (See Note 3)	77,278	809,593
Administration fees	13,174	160,565
Trustee Fees	96	10,315
Compliance fees	1,039	12,070
Legal fees	6,991	83,848
Audit fees	12,055	20,000
Transfer agent fees	772	8,250
Other fees and expenses	15,946	96,890
Total Expenses before waiver/reimbursement	127,351	1,201,531
Less fee waiver/reimbursement by investment adviser (See Note 3)	(17,169)	(64,187)
Expense recoupment of previously waived fees (See Note 3)	–	19,565
Net Expense	110,182	1,156,909
NET INVESTMENT INCOME	281,732	550,209

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(218,197)	7,535,735
Net realized gain/(loss) on foreign currency transactions	(49,919)	70,699
Net realized gain/(loss)	(268,116)	7,606,434
Net change in unrealized appreciation on investments	8,631,404	34,396,043
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,210	(907)
Net change in unrealized appreciation/(depreciation)	8,632,614	34,395,136
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,364,498	42,001,570
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,646,230	$42,551,779

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.

(b)	Net of foreign tax withholding in the amounts of $37,718 and $210,108 for the periods ending December 31, 2020 and November 30, 2020 respectively.

See Notes to Financial Statements.

11 | December 31, 2020

Sprott Junior Gold Miners ETF
Statements of Operations	December 31, 2020

	For the Period December 1, 2020 to December 31, 2020(a)	For the Year Ended November 30, 2020
INVESTMENT INCOME:
Dividends(b)	$37,951	$207,052
Securities lending income	5,241	94,740
Total Investment Income	43,192	301,792

EXPENSES:
Investment adviser fees (See Note 3)	34,700	264,312
Administration fees	13,349	162,771
Trustee Fees	37	2,875
Compliance fees	338	3,930
Legal fees	4,398	39,311
Audit fees	12,055	20,000
Transfer agent fees	772	8,250
Other fees and expenses	8,298	76,216
Total Expenses before waiver/reimbursement	73,947	577,665
Less fee waiver/reimbursement by investment adviser (See Note 3)	(24,286)	(200,000)
Net Expense	49,661	377,665
NET INVESTMENT LOSS	(6,469)	(75,873)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on investments	(427,749)	10,187,521
Net realized loss on foreign currency transactions	(45,254)	(80,324)
Net realized gain/(loss)	(473,003)	10,107,197
Net change in unrealized appreciation on investments	12,294,954	18,357,324
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,729	(1,665)
Net change in unrealized appreciation/(depreciation)	12,296,683	18,355,659
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	11,823,680	28,462,856
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,817,211	$28,386,983

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.
(b)	Net of foreign tax withholding in the amounts of $2,581 and $10,643 for the periods ending December 31, 2020 and November 30, 2020 respectively.

See Notes to Financial Statements.

12 | December 31, 2020

Sprott Gold Miners ETF
Statements of Changes in Net Assets

	For the Period December 1, 2020 to December 31, 2020(a)	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
OPERATIONS:
Net investment income	$281,732	$550,209	$139,357
Net realized gain/(loss)	(268,116)	7,606,434	34,739,488
Net change in unrealized appreciation	8,632,614	34,395,136	25,266,979
Net increase in net assets resulting from operations	8,646,230	42,551,779	60,145,824

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(788,715)	(485,870)	(644,007)
Total distributions	(788,715)	(485,870)	(644,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	59,618,187	49,980,129
Cost of shares redeemed	–	(27,954,368)	(55,410,946)
Net increase/(decrease) from capital share transactions	–	31,663,819	(5,430,817)
Net increase in net assets	7,857,515	73,729,728	54,071,000

NET ASSETS:
Beginning of period	251,376,304	177,646,576	123,575,576
End of period	$259,233,819	$251,376,304	$177,646,576

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,500,000	7,600,000	8,100,000
Shares sold	–	1,850,000	2,150,000
Shares redeemed	–	(950,000)	(2,650,000)
Shares outstanding, end of period	8,500,000	8,500,000	7,600,000

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.

See Notes to Financial Statements.

13 | December 31, 2020

Sprott Junior Gold Miners ETF

Statements of Changes in Net Assets

	For the Period December 1, 2020 to December 31, 2020(a)	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
OPERATIONS:
Net investment income/(loss)	$(6,469)	$(75,873)	$117,857
Net realized gain/(loss)	(473,003)	10,107,197	8,479,880
Net change in unrealized appreciation	12,296,683	18,355,659	6,471,113
Net increase in net assets resulting from operations	11,817,211	28,386,983	15,068,850

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(2,324,976)	(395,316)	–
Total distributions	(2,324,976)	(395,316)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	7,383,291	56,503,070	14,781,738
Cost of shares redeemed	–	(31,105,911)	(13,632,761)
Net increase from capital share transactions	7,383,291	25,397,159	1,148,977
Net increase in net assets	16,875,526	53,388,826	16,217,827

NET ASSETS:
Beginning of period	106,382,821	52,993,995	36,776,168
End of period	$123,258,347	$106,382,821	$52,993,995

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,350,000	1,750,000	1,700,000
Shares sold	150,000	1,450,000	500,000
Shares redeemed	–	(850,000)	(450,000)
Shares outstanding, end of period	2,500,000	2,350,000	1,750,000

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.

See Notes to Financial Statements.

14 | December 31, 2020

Sprott Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018(b)	For the Year Ended November 30, 2017(b)		For the Year Ended November 30, 2016(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$29.57		$23.37	$15.26	$19.82	$19.15		$12.97

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (c)	0.03		0.07	0.02	0.07	0.04		(0.00	)(d)
Net realized and unrealized gain/(loss)	0.99		6.19	8.18	(4.51)	0.63		6.37
Total from investment operations	1.02		6.26	8.20	(4.44)	0.67		6.37

DISTRIBUTIONS:
From net investment income	(0.09)		(0.06)	(0.09)	(0.12)	(0.00	)(d)	(0.19)
Total distributions	(0.09)		(0.06)	(0.09)	(0.12)	(0.00	)(d)	(0.19)

Net increase/(decrease) in net asset value	0.93		6.20	8.11	(4.56)	0.67		6.18
NET ASSET VALUE, END OF PERIOD	$30.50		$29.57	$23.37	$15.26	$19.82		$19.15
TOTAL RETURN(e)	3.46%		26.85%	53.91%	(22.56)%	3.52%		49.82%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s)	$259,234		$251,376	$177,647	$123,576	$164,545		$183,865
Ratio of expenses including reimbursement/waiver to average net assets(f)	0.50	%(g)	0.50%	0.54%	N/A	N/A		N/A
Ratio of expenses excluding reimbursement/waiver to average net assets	0.58	%(g)	0.52%	0.57%	0.57%	0.57%		0.57%
Ratio of net investment income/(loss) to average net assets	1.28	%(g)	0.24%	0.09%	0.39%	0.21%		(0.01)%
Portfolio turnover rate(h)	0%		95%	112%	82%	101%		74%

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.
(b)	These financials have been audited by the predecessor independent registered public accounting firm.
(c)	Based on average shares outstanding during the period. (d) Less than $0.005 per share.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(f)	Prior to July 19, 2019, the Fund paid expenses via a unitary fee to the prior adviser, expenses were not waived.
(g)	Annualized.
(h)	Portfolio does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

15 | December 31, 2020

Sprott Junior Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the Period December 1, 2020 to December 31, 2020(a)		For the Year Ended November 30, 2020	For the Year Ended November 30, 2019	For the Year Ended November 30, 2018(b)	For the Year Ended November 30, 2017(b)	For the Year Ended November 30, 2016(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$45.27		$30.28	$21.63	$31.48	$33.00	$19.65

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (c)	(0.00)		(0.04)	0.06	(0.06)	(0.09)	(0.05)
Net realized and unrealized gain/(loss)	5.00		15.25	8.59	(9.74)	(0.87)	13.56
Total from investment operations	5.00		15.21	8.65	(9.80)	(0.96)	13.51

DISTRIBUTIONS:
From net investment income	(0.97)		(0.22)	–	(0.05)	(0.56)	(0.16)
Total distributions	(0.97)		(0.22)	–	(0.05)	(0.56)	(0.16)

Net increase/(decrease) in net asset value	4.03		14.99	8.65	(9.85)	(1.52)	13.35
NET ASSET VALUE, END OF PERIOD	$49.30		$45.27	$30.28	$21.63	$31.48	$33.00
TOTAL RETURN(d)	11.11%		50.56%	39.99%	(31.19)%	(2.99)%	69.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$123,258		$106,383	$52,994	$36,776	$149,550	$47,857

Ratio of expenses including reimbursement/waiver to average net assets(e)	0.50	%(f)	0.50%	0.54%	N/A	N/A	N/A
Ratio of expenses excluding reimbursement/waiver to average net assets	0.75	%(f)	0.76%	0.71%	0.57%	0.57%	0.57%
Ratio of net investment income/(loss) to average net assets	(0.07	)%(f)	(0.10)%	0.22%	(0.22)%	(0.26)%	(0.14)%
Portfolio turnover rate(g)	0%		157%	127%	37%	74%	61%

(a)	With the approval of the Board effective December 31, 2020, the Fund’s fiscal year end was changed from November 30 to December 31.
(b)	These financials have been audited by the predecessor independent registered public accounting firm.
(c)	Based on average shares outstanding during the period.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Prior to July 19, 2019, the Fund paid expenses via a unitary fee to the prior adviser, expenses were not waived.
(f)	Annualized.
(g)	Portfolio does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

16 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of December 31, 2020, the Trust consisted of three separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each a “Fund” and collectively, the “Funds”). The Funds are non-diversified, open-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective Predecessor Fund. Each Predecessor Fund was a separate series of ALPS ETF Trust.

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Index (ticker symbol SOLGMCFT, the “Underlying Gold Index”). The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Junior Gold Miners Custom Factors Index (ticker symbol SOLJGMFT, the “Underlying Junior Gold Index”). The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Funds offer and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on the NYSE Arca, Inc. (the “Exchange” or “NYSE Arca”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Funds generally consists of 50,000 Shares, though this may change from time to time. Creation Units are not expected to consist of fewer than 50,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

17 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

18 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

The following is a summary of the inputs used to value the Funds’ investments at December 31, 2020:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$259,156,159	$–	$–	$259,156,159
Short Term Investments	4,265,683	–	–	4,265,683
Total	$263,421,842	$–	$–	$263,421,842

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$123,274,959	$–	$–	$123,274,959
Short Term Investments	2,342,073	–	–	2,342,073
Total	$125,617,032	$–	$–	$125,617,032

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended December 31, 2020.

C. Gold and Silver Mining Industry Risk

The Funds are sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Funds’ returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

D. Foreign Investment Risk

The Funds investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Funds’ investments or prevent the Funds from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Funds’ underlying securities trade in a market that is closed when the market in which the Funds’ shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Funds’ domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Funds’ shares and the underlying value of those shares

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

F. Concentration Risk

Each Fund seeks to track its respective Underlying Index, which itself is currently concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in a Fund.

19 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

G. Market Disruption Risk

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause a Fund to lose value.

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, leading to instability in the market place and the jobs market.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

H. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

I. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

J. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended December 31, 2020, the Funds had no permanent tax reclassifications.

The tax character of the distributions paid during the period and fiscal year ended December 31, 2020 and November 30, 2020 were as follows:

Ordinary Income
December 31, 2020
Sprott Gold Miners ETF	$788,715
Sprott Junior Gold Miners ETF	2,324,976

Ordinary Income
November 30, 2020
Sprott Gold Miners ETF	$485,870
Sprott Junior Gold Miners ETF	395,316

Capital loss carryovers used during the period ended December 31, 2020 were as follows:

Fund	Amount
Sprott Gold Miners ETF	$15,640

20 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2020, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$48,656,426	$23,105,802
Sprott Junior Gold Miners ETF	10,810,634	8,065,398

As of December 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF

Undistributed net investment income	$81,161	$1,587,532
Accumulated net realized loss on investments	(71,762,228)	(18,876,032)
Net unrealized appreciation on investments	47,130,467	19,846,643
Total	$(24,550,600)	$2,558,143

As of December 31, 2020, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
Gross appreciation (excess of value over tax cost)	$51,521,682	$22,231,812
Gross depreciation (excess of tax cost over value)	(4,391,456)	(2,385,197)
Net depreciation of foreign currency	241	28
Net unrealized appreciation (depreciation)	47,130,467	19,846,643
Cost of investments for income tax purposes	$216,291,616	$105,770,417

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses from wash sales.

K. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

L. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or Sprott Asset Management LP (the “Adviser”) specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

21 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2020:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$4,536,964	$4,067,960	$733,173	$4,801,133
Sprott Junior Gold Miners ETF	7,345,302	2,272,721	5,564,461	7,837,182

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2020:

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	4,067,960	$–	$–	$–	4,067,960
Total Borrowings					4,067,960
Gross amount of recognized liabilities for securities lending (collateral received)					4,067,960

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,272,721	$–	$–	$–	2,272,721
Total Borrowings					2,272,721
Gross amount of recognized liabilities for securities lending (collateral received)					2,272,721

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%

22 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

ALPS Advisors, Inc. (the “Sub-Adviser”) serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.
**	Annual rate stated as a percentage of the average daily net assets of the Funds

The Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Funds. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual Funds operating expenses after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the shares average daily net assets through June 30, 2021. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. The Funds’ fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date in which the fees and expenses was deferred. This expense agreement may only be terminated during the period by the Board of Trustees of Sprott Funds Trust.

For the period ended December 31, 2020, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Advisor	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$(17,169)	$–
Sprott Junior Gold Miners ETF	(24,286)	–

As of December 31, 2020, the balance of recoupable expenses for the Funds were as follows:

	Expires December 31, 2022	Expires December 31, 2023
Sprott Gold Miners ETF	$36,320	$76,836
Sprott Junior Gold Miners ETF	113,864	194,571

The Board of the Trust consists of five Trustees, all of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). Each current Independent Trustee is paid an annual retainer of $6,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2020, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$184,056	$2,021,366
Sprott Junior Gold Miners ETF	–	2,569,072

23 | December 31, 2020

Sprott ETFs
Notes to Financial Statements	December 31, 2020

For the period December 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Junior Gold Miners ETF	$7,380,423	$–

For the period ended December 31, 2020, the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF had in-kind net realized gains/(losses) of $0 and $0 respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades between other funds in the Trust during the period ended December 31, 2020 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

For the period ended December 31, 2020, the Funds did not have any cross trades.

7. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2020.

24 | December 31, 2020

Sprott ETFs
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of Sprott Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF (the “Funds”), each a series of Sprott Funds Trust (the “Trust”), including the schedules of investments, as of December 31, 2020, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Sprott Funds Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Sprott Gold Miners ETF	For the Period December 1 through December 31, 2020 and for the year ended November 30, 2020	For the Period December 1 through December 31, 2020 and for each of the two years in the period ended November 30, 2020	For the Period December 1 through December 31, 2020 and for each of the two years in the period ended November 30, 2020

Sprott Junior Gold Miners ETF	For the Period December 1 through December 31, 2020 and for the year ended November 30, 2020	For the Period December 1 through December 31, 2020 and for each of the two years in the period ended November 30, 2020	For the Period December 1 through December 31, 2020 and for each of the two years in the period ended November 30, 2020

The financial highlights for each of the three years in the period ended November 30, 2018 have been audited by other auditors, whose report dated January 24, 2018 expressed unqualified opinions on such statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 19, 2021

25 | December 31, 2020

Sprott ETFs
Additional Information	December 31, 2020 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 888.622.1813.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC as an exhibit to its report on Form N-PORT. Form N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-PORT reports will be available without charge, upon request, by calling (toll-free) 888.622.1813.

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2020:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$61,337	$408,914
Sprott Gold Miners Junior ETF	$0	$0

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2020:

	QDI	DRD
Sprott Gold Miners ETF	100.00%	75.20%
Sprott Gold Miners Junior ETF	4.90%	0.59%

In early 2021, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2020 via Form 1099.

LICENSING AGREEMENTS

Solactive AG (“Solactive”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”). Solactive is the Index Provider for Funds. Solactive is not affiliated with the Trust, Sprott, or the Distributor.

The following disclosure relates to Solactive and Sprott:

The Funds are not sponsored, promoted, sold or supported in any other manner by Solactive nor does Solactive offer any express or Implicit guarantee or assurance either with regard to the results of using the Index and/or index trade mark or the index price at any time or in any other respect. The Index is calculated and published by Solactive. Solactive uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards the Funds, Solactive has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of the Index by Solactive nor the licensing of the Index or Index trade mark for the purpose of use in connection with the Funds constitutes a recommendation by Solactive to invest capital in the Funds nor does it in any way represent an assurance or opinion of Solactive with regard to any investment in these Funds.

Sprott does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and Sprott shall have no liability for any errors, omissions or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

26 | December 31, 2020

Sprott ETFs
Trustees & Officers	December 31, 2020 (Unaudited)

INDEPENDENT TRUSTEES
Name, Address[1] and Birth Year	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
Michael W. Clark, 1959	Trustee	Since September, 2018	President, Chief Operating Officer, Chief Risk Officer, Head of Executive Committee, and member of Board of Directors of Chilton Investment Company since 2005.	4	Sprott Focus Trust, Inc.

Barbara Connolly Keady, 1962	Trustee	Since September, 2018	Director of New Business Development at Ceres Partners since 2010	4	Sprott Focus Trust, Inc.

Peyton T. Muldoon, 1969	Trustee	Since September, 2018	Licensed salesperson, Sotheby’s International Realty, a global real estate brokerage firm (since 2011).	4	Sprott Focus Trust, Inc.

James R. Pierce, Jr., 1956	Trustee	Since September, 2018	Chairman, Global Energy & Power, Marsh JLT Specialty, a global specialty operations focusing on the energy and power business served by Marsh, Inc., since September, 2014.	4	Sprott Focus Trust, Inc.

1.	The address for each Trustee is 200 Bay Street, Suite 2600, Toronto, Ontario, Canada M5J2J1.
2.	Each Trustee serves until resignation, death, retirement or removal.

27 | December 31, 2020

Sprott ETFs
Trustees & Officers	December 31, 2020 (Unaudited)

INTERESTED TRUSTEE AND OFFICERS

Name, Address[1] and Birth Year	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held By Trustee
John Ciampaglia, 1970	President and Trustee	Since September, 2018	Senior Managing Director of Sprott Inc. and Chief Executive Officer of Sprott Asset Management, LP. (Since 2010)	3	None

Thomas W. Ulrich, 1963	Secretary, Chief Compliance Officer	Since September, 2018	Managing Director, Sprott Inc. group of companies (since January 2018); General Counsel and Chief Compliance Officer of Sprott Asset Management USA Inc. (since October, 2012); In-House Counsel and Chief Compliance Officer of Sprott Global Resource Investments Ltd. (since October, 2012).	N/A	N/A

Varinder Bhathal, 1971	Treasurer and Chief Financial Officer	Since September, 2018	Chief Financial Officer of Sprott Asset Management LP (since Dec 2018); Chief Financial Officer of Sprott Capital Partners (since Oct 2016); Managing Director, Corporate Finance and Investment Operations of Sprott Inc. (since Oct 2017); Vice President, Finance of Sprott Inc. (Dec 2015 to Oct 2017).	N/A	N/A

1.	The address for each Trustee and officer is 200 Bay Street, Suite 2600, Toronto, Ontario, Canada M5J2J1.
2.	Each Trustee serves until resignation, death, retirement or removal.

28 | December 31, 2020

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics adopted in 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees of the Registrant has designated Barbara Connolly Keady as the Registrant’s “Audit Committee Financial Expert”. Ms. Connolly Keady is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal period December 1, 2020 through December 31, 2020 and the fiscal years ended November 30, 2020 and November 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $20,000, $34,000 and $34,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal period December 1, 2020 through December 31, 2020 and the fiscal years ended November 30, 2020 and November 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for the verification of the Registrant’s securities and similar investments in accordance with Rule 17f-2 under the Investment Company Act of 1940 were $0, $0 and $0. The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

(c)	Tax Fees: For the Registrant’s fiscal period December 1, 2020 through December 31, 2020 and the fiscal year ended November 30, 2020 and November 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,000, $6,000 and $6,000, respectively. The fiscal period December 1, 2020 through December 31, 2020 and the fiscal years ended November 30, 2020 and November 30, 2019, tax fees were for services pertaining to federal and state income tax return review, review of year-end dividend distributions and excise tax preparation.

(d)	All Other Fees: For the Registrant’s fiscal period December 1, 2020 through December 31, 2020 and the fiscal year ended November 30, 2020 and November 30, 2019, aggregate fees billed to the Registrant by the principal accountant for services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item 4 were $0, $0 and $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for the fiscal period December 1, 2020 through December 31, 2020 and the fiscal year ended November 30, 2020 and November 30, 2019 of the Registrant were $0, $0 and $0, respectively.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Registrant’s audit committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

(a)	The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Michael W. Clark, Peyton Tansill Muldoon, James R. Pierce, Jr., and Barbara Connolly Keady.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is filed herewith as Exhibit 13(a)(1).

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ John A. Ciampaglia
John A. Ciampaglia (Principal Executive Officer)
President

Date: February 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Ciampaglia
John A. Ciampaglia (Principal Executive Officer)
President

Date: February 23, 2021

By:	/s/ Varinder Bhathal
Varinder Bhathal (Principal Financial Officer)
Treasurer

Date: February 23, 2021